Employee Stock Options - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) - Employee Stock Option - Omnibus Plans [Member] $ / shares in Billions	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value of one share of common stock	$ 258
Aggregate exercise price of 60 options	$ 258
Risk free rate	1.71%
Dividend yield	0.00%
Expected volatility	127.52%
Expected term	6 years 1 month 20 days